Inventories	12 Months Ended
Dec. 31, 2011
Inventories (Abstract)
Inventories	4. Inventories: The amounts shown in the accompanying consolidated balance sheets are analyzed as follows:
	December 31, 2010	December 31, 2011
Lubricants	1,094	2,200
Bunkers	-	1,667
Total	1,094	3,867